U.S. BANK GLOBAL FUND SERVICES
615 E. Michigan Street
Milwaukee, WI  53202

February 5, 2019

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Re:	Savos Investments Trust (the “Trust”)
File Nos.: 333-61973 and 811-08977

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, the Trust on behalf of its series, the Savos Dynamic Hedging Fund (the “Fund”), hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from that contained in the most recent amendment for the Fund dated January 31, 2019, and filed electronically as Post-Effective Amendment No. 43 to the Trust’s Registration Statement on Form N‑1A on January 31, 2019.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 765-6873.

Sincerely,

/s/ Carl G. Gee
Carl G. Gee, J.D.
Assistant Vice President and Counsel
for U.S. Bank Global Fund Services